Employee Benefit Plans Fair Values of Pension Plan Assets, Classified in the Fair Value Hierarchy (Details) - Pension Plans - USD ($) $ in Thousands	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total	$ 154,506		$ 183,671		$ 168,408
Fixed income securities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fixed income securities	153,971	[1]	183,721	[2]
Defined Benefit Plan, Accounts Payable, Pending Trades			50
Accounts payable – pending trades	535
Total	154,506		183,671
Fixed income securities | Level 1
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fixed income securities	16,028	[1]	15,839	[2]
Fixed income securities | Level 2
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fixed income securities	137,943	[1]	167,882	[2]
Fixed income securities | Level 3
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fixed income securities	$ 0	[1]	$ 0	[2]

[1]	Fixed income securities are comprised of corporate bonds (96%), government agencies securities (2%) and other fixed income securities (2%).
[2]	Fixed income securities are comprised of corporate bonds (75%), government bonds (17%), government agencies securities (4%) and other fixed income securities (4%).